COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	11.1%
BANKS	3.1%
Capital One Financial Corp., 4.80%, Series J(a)		6,350	$159,239
Dime Community Bancshares, Inc., 5.50%, Series A(a)		32,300	825,588
First Republic Bank/CA, 4.70%, Series J(a)		13,661	349,175
Synovus Financial Corp., 5.875% to 7/1/24, Series E(a),(b)		15,700	422,016
Wells Fargo & Co., 5.25%, Series P(a)		81,067	2,060,723
Wells Fargo & Co., 4.75%, Series Z(a)		28,250	710,205

			4,526,946

CONSUMER, CYCLICAL—AUTOMOBILES	0.4%
Ford Motor Co., 6.20%, due 6/1/59		21,375	568,148

ELECTRIC—REGULATED ELECTRIC	2.1%
Southern Co./The, 4.95%, due 1/30/80, Series 2020		121,600	3,099,584

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.6%
Apollo Global Management, Inc., 6.375%, Series A(a)		10,309	278,137
Apollo Global Management, Inc., 6.375%, Series B(a)		9,575	260,344
Oaktree Capital Group LLC, 6.625%, Series A(a)		13,336	364,206

			902,687

INSURANCE—MULTI-LINE	1.0%
WR Berkley Corp., 5.10%, due 12/30/59		54,609	1,417,650

PIPELINES	1.4%
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(a),(b)		81,609	2,027,984
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(a),(b)		3,870	97,524

			2,125,508

REAL ESTATE—OFFICE	0.4%
Brookfield Property Partners LP, 6.50%, Series A-1(a)		23,690	630,154

UTILITIES	2.1%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		27,425	767,351
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b)		26,000	644,020
South Jersey Industries, Inc., 5.625%, due 9/16/79		44,725	1,183,423
Spire, Inc., 5.90%, Series A(a)		20,750	562,948

			3,157,742

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$16,134,609)			16,428,419

		Principal Amount		Value
PREFERRED SECURITIES—CAPITAL SECURITIES	84.1%
BANKS	18.4%
Bank of America Corp., 4.30% to 1/28/25, Series MM(a),(b)		$141,000		$140,880
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		2,801,000		3,135,902
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		701,000		786,315
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		495,000		551,650
Citigroup, Inc., 4.70% to 1/30/25, Series V(a),(b)		860,000		877,479
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(b)		975,000		1,021,854
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		395,000		421,963
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		2,010,000		2,197,322
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		200,000		228,443
Corestates Capital III, 2.48% (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)(c),(d)		1,055,000		1,017,194
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(c)		1,300,000		1,782,137
First Horizon Bank, 3.75% (3 Month US LIBOR + 0.85%), 144Aa,(c),(d)		1,500	†	1,207,500
First Union Capital II, 7.95%, due 11/15/29, Series A		23,000		32,119
Goldman Sachs Group, Inc./The, 4.95% to 2/10/25, Series R(a),(b)		400,000		418,278
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series O(a),(b)		350,000		380,917
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)		515,000		554,555
Goldman Sachs Group, Inc./The, 5.785% (3 Month US LIBOR + 3.884%), Series L (FRN)(a),(d)		236,000		236,590
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(a),(b)		2,100,000		2,146,515
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)		440,000		460,546
JPMorgan Chase & Co., 5.24% (3 Month US LIBOR + 3.47%), Series I (FRN)(a),(d)		1,395,000		1,405,818
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)		400,000		431,478
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		1,435,000		1,584,391
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		225,000		253,812
M&T Bank Corp., 5.00% to 8/1/24, Series G(a),(b)		125,000		132,697
Truist Financial Corp., 4.80% to 9/01/24, Series N(a),(b)		375,000		386,949
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		2,418,000		2,546,916
Wells Fargo & Co., 5.664% (3 Month US LIBOR + 3.77%), Series K (FRN)(a),(d)		326,000		328,461
Wells Fargo & Co., 7.50%, Series L(a)		480	†	741,869
Wells Fargo Capital X, 5.95%, due 12/15/36, (TruPS)		1,405,000		1,814,844

				27,225,394

		Principal Amount	Value
BANKS—FOREIGN	30.7%
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(e)		$600,000	$639,417
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(b),(e),(f)		600,000	673,748
Banco de Sabadell SA, 6.50% to 5/18/22 (Spain)(a),(b),(e),(f)		1,000,000	1,174,733
Banco Santander SA, 4.375% to 1/14/26 (Spain)(a),(b),(e),(f)		1,000,000	1,151,616
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		800,000	892,481
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(c)		400,000	435,116
Barclays PLC, 5.875% to 9/15/24 (United Kingdom)(a),(b),(e),(f)		200,000	282,917
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)		400,000	433,993
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)		800,000	903,444
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(c),(e)		1,200,000	1,308,834
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(c),(e)		600,000	709,989
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(c),(e)		600,000	697,557
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(b),(c),(e)		200,000	210,527
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)		1,000,000	1,083,753
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(c),(e)		1,400,000	1,546,223
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(c),(e)		1,000,000	1,139,707
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(c),(e)		200,000	243,142
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(c),(e)		200,000	221,917
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)		800,000	863,392
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(c),(e)		1,200,000	1,361,334
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(c),(e)		400,000	454,479
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(c),(e)		2,200,000	2,425,599
DNB Bank ASA, 4.875% to 11/12/24 (Norway)(a),(b),(e),(f)		800,000	817,995
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)		400,000	426,500
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(e)		600,000	656,289
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(e)		1,400,000	1,560,391
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(e)		200,000	214,267
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(e)		600,000	662,970
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(e),(f)		400,000	429,000
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(c),(e)		800,000	897,556
Itau Unibanco Holding SA, 4.50% to 11/21/24, due 11/21/29, 144A (Brazil)(b),(c),(e)		600,000	616,800

	Principal Amount	Value
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)	$600,000	$673,455
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(e)	400,000	457,778
Nationwide Building Society, 5.875% to 12/20/24 (United Kingdom)(a),(b),(e),(f)	200,000	289,189
Nationwide Building Society, 10.25% (United Kingdom)(a),(f)	375,000	836,867
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(c),(e)	400,000	451,578
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(a),(b)	1,625,000	2,352,553
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)	800,000	934,924
Skandinaviska Enskilda Banken AB, 5.125% to 5/13/25 (Sweden)(a),(b),(e),(f)	400,000	411,640
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(c),(e)	400,000	449,826
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(b),(c),(e)	600,000	639,945
Societe Generale SA, 7.375% to 10/4/23, 144A (France)(a),(b),(c),(e)	400,000	441,642
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(c),(e)	2,000,000	2,261,390
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(b),(c),(e)	400,000	428,874
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(c),(e)	400,000	442,196
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a),(f)	1,275,000	1,877,136
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(a),(b),(e),(f)	600,000	654,000
UBS Group Funding Switzerland AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)	1,200,000	1,348,124
UBS Group Funding Switzerland AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)	400,000	456,826
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(c),(e)	2,200,000	2,423,971
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (Switzerland)(a),(b),(e),(f)	200,000	211,892
UniCredit SpA, 5.375% to 6/3/25 (Italy)(a),(b),(e),(f)	400,000	462,766
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(b),(e),(f)	200,000	263,678
Unione di Banche Italiane SpA, 5.875% to 1/20/25, Series EMTN (Italy)(a),(b),(e),(f)	1,200,000	1,394,075

		45,300,011

		Principal Amount	Value
ELECTRIC	2.7%
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		$2,284,000	$2,370,941
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		1,000,000	1,062,105
Southern California Edison Co., 6.25% to 2/1/22, Series E(a),(b)		612,000	634,148

			4,067,194

ELECTRIC—FOREIGN	1.6%
Electricite de France SA, 4.00% to 7/4/24 (France)(a),(b),(f)		200,000	243,221
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(a),(b),(f)		600,000	772,948
Electricite de France SA, 5.25% to 1/29/23, 144A (France)(a),(b),(c)		600,000	631,494
Electricite de France SA, 5.375% to 1/29/25, Series EMTN (France)(a),(b),(f)		300,000	387,372
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(c)		300,000	315,626

			2,350,661

FINANCIAL	1.0%
DIVERSIFIED FINANCIAL SERVICES	0.3%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(c)		450,000	462,316

INVESTMENT BANKER/BROKER	0.7%
Charles Schwab Corp./The, 5.00% to 12/1/27, Series F(a),(b)		545,000	574,057
Morgan Stanley, 5.55% to 7/15/20, Series J(a),(b)		450,000	456,516

			1,030,573

TOTAL FINANCIAL			1,492,889

INDUSTRIALS—DIVERSIFIED MANUFACTURING	1.9%
General Electric Co., 5.00% to 1/21/21, Series D(a),(b)		2,829,000	2,802,846

INSURANCE	17.0%
LIFE/HEALTH INSURANCE	3.9%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(c)		900,000	1,225,229
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(b)		110,000	124,467
MetLife, Inc., 9.25%, due 4/8/38, 144A(c)		600,000	903,819
MetLife, Inc., 10.75%, due 8/1/39		425,000	712,491
Provident Financing Trust I, 7.405%, due 3/15/38		145,000	180,723
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		455,000	486,056
Prudential Financial, Inc., 5.375% to 5/15/25, due 5/15/45(b)		60,000	65,325
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		600,000	649,902
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		760,000	808,826
Voya Financial, Inc., 6.125% to 9/15/23, Series A(a),(b)		625,000	677,778

			5,834,616

		Principal Amount	Value
LIFE/HEALTH INSURANCE—FOREIGN	4.7%
Achmea BV, 4.625% to 3/24/29 (Netherlands)(a),(b),(e),(f)		$400,000	$473,287
Aegon NV, 5.625% to 4/15/29 (Netherlands)(a),(b),(e),(f)		400,000	528,694
Ageas, 3.875% to 12/10/29 (Belgium)(a),(b),(e),(f)		400,000	464,335
ASR Nederland NV, 4.625% to 10/19/27 (Netherlands)(a),(b),(e),(f)		200,000	240,262
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(b),(c)		200,000	219,421
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (Japan)(a),(b),(c)		650,000	693,836
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(f)		600,000	654,000
La Mondiale SAM, 4.375% to 4/24/29 (France)(a),(b),(e),(f)		300,000	359,840
Legal & General Group PLC, 3.75% to 11/26/29, Series EMTN (United Kingdom)(b),(f)		1,100,000	1,512,354
M&G PLC, 5.625% to 10/20/31, due 10/20/51 (United Kingdom)(b),(f)		700,000	1,094,176
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(c)		200,000	219,849
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(e),(f)		400,000	417,060

			6,877,114

MULTI-LINE	2.9%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9b		1,435,000	1,624,198
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58b		1,555,000	2,171,938
Hartford Financial Services Group, Inc./The, 4.035% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		500,000	482,122

			4,278,258

MULTI-LINE—FOREIGN	2.3%
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.125% to 6/1/28, due 6/1/48 (Switzerland)(b),(f)		1,000,000	1,116,895
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(c)		1,400,000	1,856,911
AXA SA, 8.60%, due 12/15/30 (France)		75,000	111,238
Beazley Insurance DAC, 5.50%, due 9/10/29 (United Kingdom)(f)		300,000	324,746

			3,409,790

		Principal Amount	Value
PROPERTY CASUALTY	1.2%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		$230,000	$260,633
Liberty Mutual Group, Inc., 3.625% to 5/23/24, due 5/23/59, 144A (United States)(b),(c)		1,000,000	1,159,422
Liberty Mutual Group, Inc., 7.80%, due 3/15/37, 144A(c)		250,000	331,591

			1,751,646

PROPERTY CASUALTY—FOREIGN	1.4%
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (Japan)(a),(b),(c)		400,000	450,074
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(f)		200,000	222,786
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(f)		200,000	224,839
Swiss Re Finance Luxembourg SA, 4.25% to 9/4/24 (Switzerland)(a),(b),(f)		200,000	206,160
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(f)		1,000,000	1,026,240

			2,130,099

REINSURANCE	0.6%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		800,000	829,152

TOTAL INSURANCE			25,110,675

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.1%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)		110,000	129,794

MATERIAL—METALS & MINING—FOREIGN	0.9%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(b),(c)		1,100,000	1,294,420

PIPELINES	2.0%
Energy Transfer Operating LP, 7.125% to 5/15/30, Series G(a),(b)		1,480,000	1,515,150
Enterprise Products Operating LLC, 5.25% to 8/16/27, due 8/16/77, Series E(b)		1,415,000	1,464,164

			2,979,314

		Principal Amount	Value
PIPELINES—FOREIGN	5.3%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		$2,005,000	$2,148,849
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		1,245,000	1,361,103
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		2,255,000	2,436,516
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(b)		1,589,000	1,675,195
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		220,000	239,084

			7,860,747

UTILITIES	2.5%
ELECTRIC UTILITIES	0.8%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		1,110,000	1,243,920

ELECTRIC UTILITIES—FOREIGN	1.6%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		1,585,000	1,825,833
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b,c)		400,000	473,040

			2,298,873

MULTI-UTILITIES	0.1%
NiSource, Inc., 5.65% to 6/15/23(a,b)		135,000	141,141

TOTAL UTILITIES			3,683,934

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$120,489,187)			124,297,879

CORPORATE BONDS	2.4%
DIVERSIFIED FINANCIAL SERVICES	0.8%
GE Capital International Funding Co. Unlimited Co., 4.418%, due 11/15/35		1,000,000	1,127,837

INDUSTRIALS	1.0%
General Electric Co., 5.875%, due 1/14/38, Series MTN		1,140,000	1,468,370

INSURANCE—LIFE/HEALTH INSURANCE	0.6%
Brighthouse Financial, Inc., 4.70%, due 6/22/47		925,000	890,954

TOTAL CORPORATE BONDS (Identified cost—$3,236,589)			3,487,161

		Shares	Value
SHORT-TERM INVESTMENTS	4.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.52%(g)		6,024,840	$6,024,840

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,024,840)			6,024,840

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$145,885,225)	101.7%		150,238,299
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.7)		(2,472,447)

NET ASSETS	100.0%		$147,765,852

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	825,001	USD	918,738	2/4/20	$3,771
Brown Brothers Harriman	EUR	1,014,690	USD	1,131,026	2/4/20	5,685
Brown Brothers Harriman	EUR	1,000,000	USD	1,116,392	2/4/20	7,342
Brown Brothers Harriman	EUR	1,440,223	USD	1,608,640	2/4/20	11,361
Brown Brothers Harriman	EUR	4,488,925	USD	5,048,874	2/4/20	70,433
Brown Brothers Harriman	GBP	2,773,811	USD	3,677,338	2/4/20	14,521
Brown Brothers Harriman	USD	3,659,683	GBP	2,773,811	2/4/20	3,134
Brown Brothers Harriman	USD	9,717,715	EUR	8,768,839	2/4/20	7,362
Brown Brothers Harriman	EUR	9,480,526	USD	10,523,668	3/3/20	(8,734)
Brown Brothers Harriman	GBP	3,067,783	USD	4,050,210	3/3/20	(3,817)

						$111,058

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $34,534,203 which represents 23.4% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Variable rate. Rate shown is in effect at January 31, 2020.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $42,281,817 or 28.6% of the net assets of the Fund.

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $26,705,536 which represents 18.1% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	49.1
France	9.7
United Kingdom	9.3
Switzerland	7.5
Canada	6.6
Netherlands	3.7
Italy	2.8
Spain	2.6
Japan	1.5
Australia	1.2
Norway	0.9
Germany	0.7
Sweden	0.7
Other	3.7

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Preferred Securities—$25 Par Value:
Banks	$825,588	$—	$825,588	$—
Other Industries	15,602,831	15,602,831	—	—
Preferred Securities—Capital Securities:
Banks	1,949,369	1,949,369	—	—
Other Industries	122,348,510	—	122,348,510	—
Corporate Bonds	3,487,161	—	3,487,161	—
Short-Term Investments	6,024,840	—	6,024,840	—

Total Investments in Securities(a)	$150,238,299	17,552,200	$132,686,099	$—

Forward Foreign Currency Exchange Contracts	$123,609	$—	$123,609	$—

Total Derivative Assets(a)	$123,609	$—	$123,609	$—

Forward Foreign Currency Exchange Contracts	$(12,551)	$—	$(12,551)	$—

Total Derivative Liabilities(a)	$(12,551)	$—	$(12,551)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended January 31, 2020:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$8,270,458